Offerings	Apr. 10, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, $0.01 par value per share
Amount Registered | shares	38,025,000
Proposed Maximum Offering Price per Unit	16.00
Maximum Aggregate Offering Price	$ 608,400,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 84,020.04
Offering Note	A. Includes shares of our Class A common stock subject to the underwriters' option to purchase additional shares. B. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended (the "Securities Act").
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	In accordance with Rule 457(i) under the Securities Act, this registration statement also registers shares of our common stock that are issuable upon the automatic conversion of the Class A common stock registered hereby 180 days after the date of the prospectus relating to the offering. Under Rule 457(i), no additional filing fee is payable with respect to the shares of common stock issuable upon conversion of the Class A common stock because no additional consideration will be received in connection with the automatic conversion.
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, $0.01 par value per share
Amount Registered | shares	6,250,000
Proposed Maximum Offering Price per Unit	16.00
Maximum Aggregate Offering Price	$ 100,000,000.00
Amount of Registration Fee	$ 13,810.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.